Summary of Aggregate Stock Options Granted (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Number of Shares Remaining Options
Options, Outstanding, beginning of period	1,583,091	566,424
Options granted	435,353	1,382,538
Options exercised	0	0
Options forfeited	0	365,871
Options, Outstanding, end of period	2,018,444	1,583,091
Options, Exercisable, end of period	1,669,303	1,147,909
Weighted Average Exercise Price
Outstanding, beginning of period	$ 2.73	$ 2.11
Options granted	$ 1.06	$ 2.96
Options exercised	$ 0	$ 0
Options forfeited		$ 2.62
Outstanding, ending balance	$ 2.37	$ 2.73
Exercisable, end of period	$ 2.48	$ 2.49